EMPLOYEE BENEFITS - Post-employment health care benefit plan - Change in plan assets (Details) - Post-employment health care benefit - Plan assets - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE BENEFITS
Fair value of the plan assets at the beginning of the year	R$ 0	R$ 0
Contributions from sponsors	19,150	13,243	R$ 17,159
Contributions from participants	2,349	2,088	1,496
Payment of benefits	(21,499)	(15,331)	(18,655)
Fair value of plan assets at the end of the year	R$ 0	R$ 0	R$ 0